Valuation adjustments - FVTOCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Net Valuation Gains (Losses), Financial assets at fair value through other comprehensive income	$ 4,108	$ (1,226)
Financial assets at fair value through other comprehensive income	236,980	155,789
Debt instruments.
Financial instruments
Valuation Gains, Financial assets at fair value through other comprehensive income	4,266	930
Valuation Losses, Financial assets at fair value through other comprehensive income	(158)	(2,156)
Net Valuation Gains (Losses), Financial assets at fair value through other comprehensive income	4,108	(1,226)
Financial assets at fair value through other comprehensive income	233,463	154,483
Loans and advances - Customers
Financial instruments
Financial assets at fair value through other comprehensive income	2,875	771
Equity instruments.
Financial instruments
Valuation Gains, Financial assets at fair value through other comprehensive income	111
Valuation Losses, Financial assets at fair value through other comprehensive income	(4)	(13)
Net Valuation Gains (Losses), Financial assets at fair value through other comprehensive income	107	(13)
Financial assets at fair value through other comprehensive income	$ 642	$ 535	$ 795